Summary of Significant Accounting Policies - Schedule of Changes in Fair Value of Warrant Liability (Detail) (Level 3 [Member], USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Warrant Liability [Member]
Fair Value, Instruments Classified in Shareholders' Equity Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	$ 6,466
Issuance of financial instrument	443	5,972
Change in fair value	4,784	494
Settlement of financial instrument	(55)
Ending balance	11,638	6,466
Forward Contract [Member]
Fair Value, Instruments Classified in Shareholders' Equity Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	453
Issuance of financial instrument		453
Change in fair value	(10)
Settlement of financial instrument	(443)
Ending balance		$ 453